Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	0000792359
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 21, 2012
Prospectus Date	May 1, 2012

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Capital Growth Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.15%
Less: Expense Reimbursements(2)	(0.19%	)

Net Annual Series Operating Expenses	0.96%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.95%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.03%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Growth & Income Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.16%
Less: Expense Reimbursements(2)	(0.25%	)

Net Annual Series Operating Expenses	0.91%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.90%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus International Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.19%
Less: Expense Reimbursements(2)	(0.16%	)

Net Annual Series Operating Expenses	1.03%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.03%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.23%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Multi-Sector Fixed Income Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	0.96%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.75%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.75%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.94%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Real Estate Securities Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.21%
Less: Expense Reimbursements(2)	(0.11%	)

Net Annual Series Operating Expenses	1.10%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.10%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.16%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Small-Cap Growth Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.34%
Less: Expense Reimbursements(2)	(0.28%	)

Net Annual Series Operating Expenses	1.06%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.05%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.19%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Small-Cap Value Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.36%
Less: Expense Reimbursements(2)	(0.05%	)

Net Annual Series Operating Expenses	1.31%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.30%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.20%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Strategic Allocation Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.06%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.85%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.85%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Capital Growth Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.15%
Less: Expense Reimbursements(2)	(0.19%	)

Net Annual Series Operating Expenses	0.96%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.95%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.03%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Growth & Income Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.16%
Less: Expense Reimbursements(2)	(0.25%	)

Net Annual Series Operating Expenses	0.91%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.90%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus International Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.19%
Less: Expense Reimbursements(2)	(0.16%	)

Net Annual Series Operating Expenses	1.03%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.03%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.23%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Multi-Sector Fixed Income Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	0.96%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.75%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.75%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.94%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Real Estate Securities Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.21%
Less: Expense Reimbursements(2)	(0.11%	)

Net Annual Series Operating Expenses	1.10%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.10%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.16%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Small-Cap Growth Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.34%
Less: Expense Reimbursements(2)	(0.28%	)

Net Annual Series Operating Expenses	1.06%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.05%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.19%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Small-Cap Value Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.36%
Less: Expense Reimbursements(2)	(0.05%	)

Net Annual Series Operating Expenses	1.31%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.30%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.20%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Strategic Allocation Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.06%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.85%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.85%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Virtus Capital Growth Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Capital Growth Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.15%
Less: Expense Reimbursements(2)	(0.19%	)

Net Annual Series Operating Expenses	0.96%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.95%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.03%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Capital Growth Series | Virtus Capital Growth Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.96%
Virtus Growth & Income Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Growth & Income Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.16%
Less: Expense Reimbursements(2)	(0.25%	)

Net Annual Series Operating Expenses	0.91%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.90%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Growth & Income Series | Virtus Growth & Income Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.91%
Virtus International Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus International Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.19%
Less: Expense Reimbursements(2)	(0.16%	)

Net Annual Series Operating Expenses	1.03%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.03%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.23%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus International Series | Virtus International Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.03%
Virtus Multi-Sector Fixed Income Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Multi-Sector Fixed Income Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	0.96%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.75%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.75%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.94%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Multi-Sector Fixed Income Series | Virtus Multi-Sector Fixed Income Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.75%
Virtus Real Estate Securities Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Real Estate Securities Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.21%
Less: Expense Reimbursements(2)	(0.11%	)

Net Annual Series Operating Expenses	1.10%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.10%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.16%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Real Estate Securities Series | Virtus Real Estate Securities Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.10%
Virtus Small-Cap Growth Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Small-Cap Growth Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.34%
Less: Expense Reimbursements(2)	(0.28%	)

Net Annual Series Operating Expenses	1.06%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.05%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.19%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Small-Cap Growth Series | Virtus Small-Cap Growth Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[7]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.06%
Virtus Small-Cap Value Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Small-Cap Value Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%

Total Annual Series Operating Expenses(1)	1.36%
Less: Expense Reimbursements(2)	(0.05%	)

Net Annual Series Operating Expenses	1.31%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.30%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.20%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Small-Cap Value Series | Virtus Small-Cap Value Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.31%
Virtus Strategic Allocation Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvit1_SupplementTextBlockk

Virtus Variable Insurance Trust

Supplement dated December 21, 2012 to the Summary Prospectuses and

Statutory Prospectuses dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS

Effective November 5, 2012, the limits under the contractual expense limitation arrangements for certain of the series of Virtus Variable Insurance Trust have changed. Effective November 6, 2012, the following disclosure describes the current expense limitation arrangements for each affected Series.

Virtus Strategic Allocation Series

The "Annual Series Operating Expenses" table and its associated footnotes under "Fees and Expenses" in the Series' summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%

Total Annual Series Operating Expenses(1)	1.06%
Less: Expense Reimbursements(2)	(0.21%	)

Net Annual Series Operating Expenses	0.85%

(1)	Restated to reflect current expenses as of May 1, 2012.

(2)	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.85%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses as of May 1, 2012.
Virtus Strategic Allocation Series | Virtus Strategic Allocation Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[9]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.85%

[1]	Restated to reflect current expenses as of May 1, 2012.
[2]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.95%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.03%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[3]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.90%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[4]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.03%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.23%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[5]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.75%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.94%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[6]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.10%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.16%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[7]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.05%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.19%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[8]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 1.30%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 1.20%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[9]	Prior to November 6, 2012, the Series' investment adviser had contractually agreed to limit the Series' total operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses did not exceed 0.85%. Effective November 6, 2012, the contractual expense cap (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) is 0.98%, through April 30, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012